Note 25 - Post-employment and other employee benefit commitments. Consolidated Income Statement Impact (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post-employment and other employee benefit commitments
Net Interest Expense on Cost attributable to Pensions Funds		€ 65,000,000	€ 78,000,000	€ 71,000,000
Interest Expenses Benefit Commitments		307,000,000	295,000,000	294,000,000
Interest Income Benefit Commitments		(242,000,000)	(217,000,000)	(223,000,000)
Personel Expenses Benefit Commitments		163,000,000	147,000,000	149,000,000
Employer contributions		113,000,000	89,000,000	87,000,000
Post Employments Benefit Expense Defined Benefit Plans		50,000,000	58,000,000	62,000,000
Provisions Consolidated Income Statement Impact		214,000,000	125,000,000	343,000,000
Early Retirement Expense		190,000,000	141,000,000	227,000,000
Past service costs		18,000,000	(33,000,000)	3,000,000
Remeasurements	[1]	7,000,000	(10,000,000)	31,000,000
Other effects		(2,000,000)	28,000,000	82,000,000
Total Impact on Profit and Loss Benefit Commitments		€ 441,000,000	€ 350,000,000	€ 563,000,000

[1]

(*) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee bene fits that are charged to the income statements (see Note 2.2.12).